Condensed Interim Statements of Cash Flows - CAD ($)	3 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating activities
Net (loss) for the period	$ (822,799)	$ (404,996)
Adjustments for:
Amortization of right-of-use asset	5,044	5,045
Equity-settled share-based compensation	65,184	26,758
Office lease accretion per IFRS 16	1,440	2,071
Office base rent recorded as lease reduction per IFRS 16	(7,041)	(6,931)
Transaction cost - director's loans	40,593	30,472
Changes in working capital items
Amounts receivable and other assets	(53,789)	100,636
Accounts payable and accrued liabilities	1,267,407	(462,042)
Advanced contributions received	(4,194,344)	2,849,644
Balances due to related parties	(45,905)	51,906
Net cash provided by (used in) operating activities	(3,744,210)	2,192,563
Net increase in cash	(3,744,210)	2,192,563
Cash, beginning balance	9,007,042	5,131,510
Cash, ending balance	$ 5,262,832	$ 7,324,073